11. BIOLOGICAL ASSETS (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in biological assets [line items]
Beginning balance		R$ 2,562.3
Ending balance		2,414.2	R$ 2,562.3
Current biological assets [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Beginning balance		1,644.9	1,329.9
Additions/Transfer		2,240.0	1,932.4
Business combination	[1]	103.0	17.9
Fair value measurement	[2]	1,379.1	1,777.6
Harvest
Write-off
Transfer between current and non-current		148.6	143.0
Transfer to/from assets held for sale
Transfer to inventories		(3,997.3)	(3,550.0)
Exchange variation		(7.8)	(5.9)
Ending balance		1,510.5	1,644.9
Current biological assets [Member] | Live animals [Member] | Poultry [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Beginning balance		770.8	595.5
Additions/Transfer		547.9	246.4
Business combination	[1],[3]	103.0
Fair value measurement	[2]	1,290.4	1,664.7
Harvest
Write-off
Transfer between current and non-current		69.9	72.3
Transfer to/from assets held for sale
Transfer to inventories		(2,076.2)	(1,804.8)
Exchange variation		(5.9)	(3.3)
Ending balance		699.9	770.8
Current biological assets [Member] | Live animals [Member] | Pork [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Beginning balance		874.3	734.4
Additions/Transfer		1,692.0	1,686.0
Business combination	[1]		17.9
Fair value measurement	[2]	88.7	112.9
Harvest
Write-off
Transfer between current and non-current		78.7	70.7
Transfer to/from assets held for sale
Transfer to inventories		(1,921.2)	(1,745.1)
Exchange variation		(1.9)	(2.6)
Ending balance		810.6	874.3
Non-current biological assets [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Beginning balance		917.3	761.0
Additions/Transfer		323.4	273.7
Business combination	[1]		29.7
Fair value measurement	[2]	(137.0)	46.0
Harvest		(41.2)	(31.0)
Write-off		(12.3)	(8.8)
Transfer between current and non-current		(142.4)	(143.0)
Transfer to/from assets held for sale		(3.9)	(4.4)
Transfer to inventories
Exchange variation		(0.3)	(5.9)
Ending balance		903.6	917.3
Non-current biological assets [Member] | Live animals [Member] | Poultry [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Beginning balance		349.0	294.9
Additions/Transfer		84.3	45.0
Business combination	[1]		24.0
Fair value measurement	[2]	(31.0)	66.6
Harvest
Write-off		(8.4)
Transfer between current and non-current		(69.9)	(72.3)
Transfer to/from assets held for sale			(4.1)
Transfer to inventories
Exchange variation		1.8	(5.1)
Ending balance		325.8	349.0
Non-current biological assets [Member] | Live animals [Member] | Pork [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Beginning balance		298.3	236.0
Additions/Transfer		203.8	191.2
Business combination	[1]		5.8
Fair value measurement	[2]	(113.4)	(63.0)
Harvest
Write-off		(0.2)
Transfer between current and non-current		(72.5)	(70.7)
Transfer to/from assets held for sale		(4.1)
Transfer to inventories
Exchange variation		(2.1)	(1.0)
Ending balance		313.9	298.3
Non-current biological assets [Member] | Forests [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Beginning balance		270.0	230.2
Additions/Transfer		35.3	37.5
Business combination	[1]
Fair value measurement	[2]	7.4	42.4
Harvest		(41.2)	(31.0)
Write-off		(3.7)	(8.8)
Transfer between current and non-current
Transfer to/from assets held for sale		(3.9)	(0.3)
Transfer to inventories
Exchange variation
Ending balance		R$ 263.9	R$ 270.0

[1]	Balance arising from the business combination with Banvit (note 6.1.3).
[2]	The fair value variation of biological assets includes depreciation of breeding stock in the amount of R$758,7 (R$680,9 as of December 31, 2016).
[3]	(1) Weighted average maturity in years.